Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial (gains) losses	$ (10)	$ 9
Amortization of actuarial losses	1	1
Income tax expense (recovery)	2	(2)
Total recognized in comprehensive income	(7)	8
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial (gains) losses	(220)	69
Past service credits/plan amendments	0	0
Amortization of actuarial (losses) gains	(35)	(31)
Amortization of past service credits	2	2
Foreign currency translation	(2)	(7)
Regulatory adjustments	(3)	(2)
Total recognized in regulatory (liabilities) assets	(258)	31
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial (gains) losses	(4)	1
Amortization of actuarial losses	0	0
Income tax expense (recovery)	1	0
Total recognized in comprehensive income	(3)	1
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial (gains) losses	(95)	25
Past service credits/plan amendments	0	(3)
Amortization of actuarial (losses) gains	2	5
Amortization of past service credits	2	3
Foreign currency translation	0	0
Regulatory adjustments	(4)	(1)
Total recognized in regulatory (liabilities) assets	$ (95)	$ 29